Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash and cash equivalents	$ 17,253,120	$ 4,389,990
Restricted cash	875	23,228
Short-term investments	685,307	702,889
Accounts receivable, net	3,780,073	7,542,062
Notes receivable	10,965
Inventories, net	828,878	380,949
Advances to suppliers, net	18,756,368	10,529,144
Prepaid expenses and other current assets	3,322,302	167,100
Total current assets	52,895,099	33,154,036
Non-current assets:
Property, plant and equipment, net	3,839,943	4,106,511
Intangible assets, net	2,572,844
Land use right, net	1,646,446	6,682,696
Right-of-use assets, net	46,652
Goodwill	3,057,943
Deferred tax assets, net	160,825	45,286
Long-term investments	12,190,534	2,101,519
Other non-current assets	5,497,233	1,417,534
Total non-current assets	29,012,420	14,353,546
Total assets	81,907,519	47,507,582
Current liabilities:
Short-term borrowings	1,000,548	2,811,555
Accounts payable	898,685	782,405
Advances from customers	1,039,310	900,436
Income tax payable	395,433	350,638
Lease liabilities	41,570
Amount due to related parties	850,213	591,638
Accrued expenses and other payables	6,119,355	7,827,863
Current liabilities of discontinued operation	693,843	703,668
Total current liabilities	11,038,957	13,968,203
Non-current liabilities:
Long-term borrowings	4,385,965
Total liabilities	15,424,922	13,968,203
Commitments and contingencies
EQUITY
Ordinary shares (par value of $0.001 per share; 500,000,000 shares authorized as of September 30, 2022 and 2023; 24,676,891 and 102,165,549 shares issued as of September 30, 2022 and 2023; 24,214,391 and 102,103,049 outstanding as of September 30, 2022 and 2023, respectively)	102,103	24,214
Subscription receivable	(7,800)	(7,800)
Receivables from a shareholder		(98,791)
Additional paid-in capital	81,801,967	40,690,086
Statutory reserve	335,477	233,622
Accumulated deficit	(14,772,562)	(7,887,621)
Accumulated other comprehensive loss	(4,066,713)	(2,315,795)
Total EZGO Technologies Ltd.’s shareholders’ equity	63,392,472	30,637,915
Non-controlling interests	3,090,125	2,901,464
Total equity	66,482,597	33,539,379
Total liabilities and equity	81,907,519	47,507,582
Related Party [Member]
Current assets:
Amount due from related parties, current	$ 8,257,211	$ 9,418,674